Shareholder Report, Average Annual Return (Details)		12 Months Ended	22 Months Ended
		Nov. 30, 2025	Nov. 30, 2025
C000246767
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Range Global Coal Index ETF
C000246770
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Range Nuclear Renaissance Index ETF
Without Sales Load [Member] | C000246767
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.07%)	(6.35%)
Without Sales Load [Member] | C000246770
Average Annual Return [Line Items]
Average Annual Return, Percent		42.13%	67.94%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		18.73%	21.40%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		18.73%	21.40%
VettaFi Global Coal Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[5]	VettaFi Global Coal Index (USD) (TR)
Average Annual Return, Percent		(6.45%)	(4.85%)
VettaFi Nuclear Renaissance Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[7]	VettaFi Nuclear Renaissance Index (USD) (NR)
Average Annual Return, Percent		43.20%	69.20%

[1]	ACWI – All Country World Index
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	ACWI – All Country World Index
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Effective January 15, 2026, the name of the Fund’s underlying index changed from Range Global Coal Index to VettaFi Global Coal Index.
[6]	Effective January 15, 2026, the name of the Fund’s underlying index changed from Range Nuclear Renaissance Index to VettaFi Nuclear Renaissance Index.
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).